Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$2,199	$2,341,473

Aerospace & Defense — 2.0%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,290	1,317,271
2.80%, 03/01/23 (Call 02/01/23)	1,077	1,119,024
4.51%, 05/01/23 (Call 04/01/23)	9,027	9,712,601
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	2,327	2,411,796
3.38%, 05/15/23 (Call 04/15/23)	2,939	3,138,176
L3Harris Technologies Inc., 3.85%, 06/15/23
(Call 05/15/23)	3,143	3,384,728
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	2,200	2,309,054
Northrop Grumman Corp., 3.25%, 08/01/23(a)	3,728	3,993,769
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)(a)	1,387	1,503,550
		28,889,969
Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23	1,225	1,290,158
Philip Morris International Inc.
1.13%, 05/01/23	1,492	1,517,811
2.13%, 05/10/23 (Call 03/10/23)(a)	1,852	1,920,728
2.63%, 03/06/23(a)	1,782	1,866,841
3.60%, 11/15/23(a)	1,616	1,759,921
Reynolds American Inc., 4.85%, 09/15/23	2,038	2,262,873
		10,618,332
Airlines — 0.3%
Southwest Airlines Co., 4.75%, 05/04/23(a)	3,558	3,854,880

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	2,254	2,342,041

Auto Manufacturers — 4.8%
American Honda Finance Corp.
0.65%, 09/08/23(a)	1,370	1,379,234
0.88%, 07/07/23	1,915	1,935,950
1.95%, 05/10/23	914	946,182
2.05%, 01/10/23	2,365	2,442,099
3.45%, 07/14/23	1,690	1,814,299
3.63%, 10/10/23	5,081	5,512,631
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	1,000	1,079,740
General Motors Co.
4.88%, 10/02/23(a)	4,938	5,457,626
5.40%, 10/02/23	3,497	3,908,982
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	3,241	3,316,580
3.25%, 01/05/23 (Call 12/05/22)	1,840	1,925,174
3.70%, 05/09/23 (Call 03/09/23)	3,904	4,136,327
4.15%, 06/19/23 (Call 05/19/23)	3,335	3,584,158
4.25%, 05/15/23	2,291	2,466,491
5.20%, 03/20/23	2,927	3,200,616
PACCAR Financial Corp.
0.35%, 08/11/23	560	560,028
0.80%, 06/08/23(a)	220	222,347
1.90%, 02/07/23	951	981,432
2.65%, 04/06/23(a)	531	557,624
3.40%, 08/09/23	808	869,642
Stellantis NV, 5.25%, 04/15/23(a)	947	1,033,272
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp., 3.42%, 07/20/23	$1,638	$1,760,817
Toyota Motor Credit Corp.
0.50%, 08/14/23(a)	2,782	2,792,377
1.35%, 08/25/23	3,290	3,370,802
2.25%, 10/18/23(a)	2,637	2,768,164
2.63%, 01/10/23	2,997	3,129,288
2.70%, 01/11/23	1,175	1,228,615
2.90%, 03/30/23(a)	3,868	4,080,663
3.45%, 09/20/23(a)	2,522	2,722,499
		69,183,659
Banks — 27.0%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23(a)	3,010	3,030,558
Banco Santander SA
3.13%, 02/23/23	2,703	2,842,096
3.85%, 04/12/23	3,212	3,441,208
Bank of America Corp.
3.30%, 01/11/23	11,334	11,985,818
4.10%, 07/24/23	6,639	7,242,153
Bank of Montreal, 0.45%, 12/08/23(a)	1,372	1,375,540
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	2,050	2,053,198
1.85%, 01/27/23 (Call 01/02/23)	1,656	1,705,630
2.20%, 08/16/23 (Call 06/16/23)(a)	4,230	4,415,866
2.95%, 01/29/23 (Call 12/29/22)	3,182	3,340,845
3.45%, 08/11/23(a)	1,646	1,774,487
3.50%, 04/28/23	2,367	2,533,613
Bank of Nova Scotia (The)
0.55%, 09/15/23(a)	1,762	1,769,947
0.80%, 06/15/23(a)	177	178,774
1.63%, 05/01/23	3,182	3,267,914
1.95%, 02/01/23	3,031	3,127,810
2.38%, 01/18/23(a)	1,961	2,038,263
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	4,775	4,911,565
BNP Paribas SA, 3.25%, 03/03/23	3,666	3,893,659
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	3,024	3,031,499
0.95%, 06/23/23	3,100	3,140,641
3.50%, 09/13/23(a)	3,956	4,281,935
Citigroup Inc.
3.38%, 03/01/23(a)	1,278	1,355,076
3.50%, 05/15/23(a)	3,856	4,112,115
3.88%, 10/25/23	3,467	3,786,831
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23
(Call 02/28/23)(a)	1,550	1,654,005
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	3,319	3,578,247
Cooperatieve Rabobank UA, 4.63%, 12/01/23	5,156	5,731,719
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23(a)	3,434	3,597,493
Credit Suisse AG/New York NY, 1.00%, 05/05/23	5,540	5,615,953
Credit Suisse Group AG, 3.80%, 06/09/23	6,281	6,755,027
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	2,870	3,045,988
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	2,567	2,706,260
4.20%, 08/08/23	3,078	3,357,575
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)(a)	1,024	1,050,839
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)(a)	1,543	1,585,834
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	1,105	1,171,963
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	635	648,125
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	1,035	1,035,248
3.20%, 02/23/23 (Call 01/23/23)	5,859	6,174,683

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 01/22/23(a)	$6,844	$7,271,066
HSBC Holdings PLC, 3.60%, 05/25/23	5,665	6,076,732
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	730	749,433
3.55%, 10/06/23 (Call 09/06/23)	2,977	3,219,834
ING Groep NV, 4.10%, 10/02/23	4,893	5,354,655
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(a)	5,861	6,147,603
2.97%, 01/15/23 (Call 01/15/22)(a)	4,632	4,749,097
3.20%, 01/25/23(a)	6,030	6,371,057
3.38%, 05/01/23	5,947	6,331,236
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	1,984	2,020,585
3.38%, 03/07/23	1,511	1,605,286
Lloyds Banking Group PLC, 4.05%, 08/16/23(a)	5,638	6,127,604
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,588	1,709,434
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	709	746,074
3.46%, 03/02/23(a)	4,815	5,115,697
3.76%, 07/26/23	6,653	7,195,486
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	3,005	3,196,719
Morgan Stanley
3.13%, 01/23/23(a)	6,348	6,689,586
3.75%, 02/25/23	6,772	7,230,668
4.10%, 05/22/23(a)	6,403	6,904,355
National Australia Bank Ltd./New York
2.88%, 04/12/23	1,736	1,834,101
3.00%, 01/20/23	2,192	2,308,549
3.63%, 06/20/23(a)	2,246	2,421,794
National Bank of Canada, 2.10%, 02/01/23	3,566	3,683,214
Natwest Group PLC
3.88%, 09/12/23	10,268	11,090,159
6.10%, 06/10/23	175	194,861
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)(a)	2,155	2,259,948
3.50%, 06/08/23 (Call 05/09/23)	2,025	2,170,314
3.80%, 07/25/23 (Call 06/25/23)(a)	2,168	2,343,781
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)(a)	3,785	4,088,671
Royal Bank of Canada
0.50%, 10/26/23(a)	2,432	2,440,731
1.60%, 04/17/23	2,872	2,950,377
1.95%, 01/17/23	3,059	3,157,102
3.70%, 10/05/23(a)	5,658	6,158,054
Santander Holdings USA Inc., 3.40%, 01/18/23
(Call 12/18/22)	3,515	3,685,056
Santander UK Group Holdings PLC, 3.57%, 01/10/23
(Call 01/10/22)	3,455	3,553,467
Santander UK PLC, 2.10%, 01/13/23(a)	3,995	4,126,396
State Street Corp.
3.10%, 05/15/23(a)	3,930	4,177,983
3.70%, 11/20/23(a)	3,128	3,424,972
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,280	1,344,218
3.95%, 07/19/23(a)	1,840	1,999,289
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	4,915	5,172,841
3.75%, 07/19/23(a)	2,259	2,440,036
3.94%, 10/16/23	2,176	2,375,974
Svenska Handelsbanken AB, 3.90%, 11/20/23	3,150	3,459,393
Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
0.25%, 01/06/23	$5,000	$4,991,700
0.45%, 09/11/23(a)	3,175	3,184,017
0.75%, 06/12/23	3,094	3,123,084
3.50%, 07/19/23	5,034	5,431,384
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)(a)	3,117	3,175,444
2.75%, 05/01/23 (Call 04/01/23)	1,059	1,113,909
3.00%, 02/02/23 (Call 01/02/23)	2,238	2,351,623
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	2,529	2,623,939
3.75%, 12/06/23 (Call 11/06/23)(a)	3,833	4,190,427
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	1,501	1,547,621
2.85%, 01/23/23 (Call 12/23/22)(a)	2,205	2,312,780
3.40%, 07/24/23 (Call 06/23/23)	4,388	4,714,116
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)(a)	8,168	8,387,311
4.13%, 08/15/23(a)	4,642	5,049,521
Series M, 3.45%, 02/13/23	6,862	7,268,162
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	8,423	9,076,204
Westpac Banking Corp.
2.00%, 01/13/23	2,072	2,141,350
2.75%, 01/11/23	3,954	4,145,255
3.65%, 05/15/23	3,123	3,360,629
		388,207,964
Beverages — 2.2%
Coca-Cola Co. (The)
2.50%, 04/01/23(a)	2,282	2,393,567
3.20%, 11/01/23(a)	4,992	5,390,362
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	1,964	2,067,326
4.25%, 05/01/23	3,058	3,308,083
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	3,419	3,572,308
3.50%, 09/18/23 (Call 08/18/23)	1,057	1,138,230
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	710	741,623
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	2,397	2,569,368
4.06%, 05/25/23 (Call 04/25/23)	5,459	5,899,378
PepsiCo Inc.
0.40%, 10/07/23	350	350,868
0.75%, 05/01/23	1,406	1,424,897
2.75%, 03/01/23(a)	2,825	2,968,877
		31,824,887
Biotechnology — 1.0%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,163	3,300,559
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	4,820	4,830,459
2.50%, 09/01/23 (Call 07/01/23).	3,112	3,268,160
Royalty Pharma PLC, 0.75%, 09/02/23(b)	3,649	3,663,633
		15,062,811
Building Materials — 0.3%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(a)	1,582	1,626,676
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	2,160	2,352,801
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	102	107,406
		4,086,883

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 2.0%
Air Products and Chemicals Inc., 2.75%, 02/03/23	$183	$191,643
DuPont de Nemours Inc.
2.17%, 05/01/23(a)	6,074	6,114,817
4.21%, 11/15/23 (Call 10/15/23)	7,629	8,390,985
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,853	1,947,818
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	590	619,099
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	1,448	1,509,004
LYB International Finance BV, 4.00%, 07/15/23	2,893	3,136,909
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,430	2,643,427
Nutrien Ltd.
1.90%, 05/13/23(a)	1,893	1,954,087
3.50%, 06/01/23 (Call 03/01/23)	1,026	1,087,150
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	545	575,356
		28,170,295
Commercial Services — 0.9%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	951	1,026,072
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	2,526	2,693,247
4.00%, 06/01/23 (Call 05/01/23)	1,603	1,726,671
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	2,154	2,242,271
PayPal Holdings Inc., 1.35%, 06/01/23	2,551	2,605,132
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	2,613	2,771,609
		13,065,002
Computers — 4.0%
Apple Inc.
0.75%, 05/11/23(a)	4,904	4,961,328
2.40%, 01/13/23 (Call 12/13/22)(a)	1,652	1,717,816
2.40%, 05/03/23	13,656	14,303,704
2.85%, 02/23/23 (Call 12/23/22)	5,479	5,745,115
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	11,004	12,086,793
DXC Technology Co., 4.00%, 04/15/23(a)	1,743	1,858,282
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	3,501	3,628,891
4.45%, 10/02/23 (Call 09/02/23)(a)	3,892	4,271,976
IBM Credit LLC, 3.00%, 02/06/23(a)	3,412	3,592,017
International Business Machines Corp., 3.38%, 08/01/23	3,780	4,063,198
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)(b)	985	1,036,181
		57,265,301
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23	1,427	1,475,061
2.10%, 05/01/23(a)	720	749,369
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	3,030	3,244,888
Unilever Capital Corp.
0.38%, 09/14/23(a)	375	376,328
3.13%, 03/22/23 (Call 02/22/23)	1,644	1,740,486
		7,586,132
Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,960	2,041,673
4.13%, 07/03/23 (Call 06/03/23)(a)	2,258	2,408,812
4.50%, 09/15/23 (Call 08/15/23)	3,081	3,333,396
Air Lease Corp.
2.25%, 01/15/23(a)	2,028	2,085,555
2.75%, 01/15/23 (Call 12/15/22)	1,260	1,307,061
3.00%, 09/15/23 (Call 07/15/23)(a)	2,578	2,711,463
3.88%, 07/03/23 (Call 06/03/23)(a)	1,261	1,348,337
Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	$1,988	$2,125,371
5.00%, 04/01/23	1,594	1,712,275
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	3,680	3,739,726
3.05%, 06/05/23 (Call 05/05/23)	2,327	2,447,283
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	5,271	5,586,311
3.70%, 08/03/23 (Call 07/03/23)(a)	6,049	6,534,674
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	2,226	2,441,254
BGC Partners Inc., 5.38%, 07/24/23	1,461	1,589,451
Blackstone/GSO Secured Lending Fund, 3.65%,
07/14/23(a)(b)	1,085	1,127,706
Capital One Bank USA N.A., 3.38%, 02/15/23	3,700	3,907,570
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	1,295	1,353,353
3.20%, 01/30/23 (Call 12/30/22)(a)	4,170	4,388,550
3.50%, 06/15/23(a)	3,310	3,542,097
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	3,273	3,420,481
Eaton Vance Corp., 3.63%, 06/15/23(a)	230	246,516
Intercontinental Exchange Inc.
0.70%, 06/15/23(a)	2,679	2,699,869
3.45%, 09/21/23 (Call 08/21/23)(a)	1,096	1,179,877
4.00%, 10/15/23(a)	2,784	3,048,229
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	2,073	2,267,219
Jefferies Group LLC, 5.13%, 01/20/23	2,350	2,556,471
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	558	601,742
		71,752,322
Electric — 4.5%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	895	972,373
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,264	1,344,795
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	1,313	1,374,015
3.75%, 11/15/23 (Call 08/15/23).	1,843	1,997,204
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	1,844	2,018,461
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,226	1,272,833
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)	100	100,037
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	25	25,015
3.38%, 08/15/23 (Call 05/15/23)	577	617,609
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	1,722	1,856,626
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)	1,978	2,126,548
Series F, 3.85%, 12/01/23 (Call 09/01/23)(a)	1,434	1,553,997
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,185	1,234,213
3.05%, 03/15/23 (Call 02/15/23)	1,206	1,273,029
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	2,242	2,432,592
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,080	1,163,754
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	580	623,314
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,464	1,522,882
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 11/17/21)(a)	105	105,197

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.05%, 09/01/23 (Call 06/01/23)	$1,214	$1,314,616
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	634	666,454
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,831	1,918,888
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	1,303	1,423,606
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	1,333	1,393,185
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	1,602	1,670,197
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)(a)	1,463	1,525,631
3.40%, 11/15/23 (Call 08/15/23)(a)	700	752,864
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	1,781	1,863,460
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	1,065	1,108,431
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	297	310,811
3.85%, 11/15/23 (Call 08/15/23)(a)	1,855	1,977,078
4.25%, 08/01/23 (Call 07/01/23)	625	675,569
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	662	697,715
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)(a)	1,413	1,499,716
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)(a)	2,309	2,480,189
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	476	513,218
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	1,089	1,134,901
3.25%, 09/01/23 (Call 08/01/23)	440	473,198
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	620	665,192
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,723	1,804,946
4.05%, 12/01/23 (Call 09/01/23)(a)	1,365	1,491,044
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	1,744	1,873,841
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,076	1,145,015
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	4,913	5,187,096
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	2,003	2,092,274
WEC Energy Group Inc., 0.55%, 09/15/23(a)	1,824	1,832,409
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	1,163	1,165,617
		64,271,655
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(a)	1,175	1,222,493
Electronics — 0.7%

Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)(a)	2,019	2,170,223
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)(a)	811	866,926
Flex Ltd., 5.00%, 02/15/23	1,483	1,603,227
Honeywell International Inc., 3.35%, 12/01/23(a)	194	210,321
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	3,128	3,380,805
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	1,201	1,290,883
		9,522,385
Environmental Control — 0.2%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	1,163	1,264,890
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	2,127	2,214,101
		3,478,991
Food — 1.1%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,571	2,738,295
Security	Par (000)	Value

Food (continued)
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)(a)	$1,323	$1,387,324
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)(a)	2,904	3,153,512
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	1,853	1,977,781
Kellogg Co., 2.65%, 12/01/23	2,002	2,125,684
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	2,078	2,238,754
Mondelez International Inc., 2.13%, 04/13/23 (Call 03/13/23)	1,257	1,302,478
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	1,374	1,495,654
		16,419,482
Gas — 0.3%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	1,050	1,117,725
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	1,100	1,183,831
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	990	1,040,460
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	977	1,025,547
		4,367,563
Health Care - Products — 0.4%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	3,576	3,864,225
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	1,166	1,239,983
		5,104,208
Health Care - Services — 1.5%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	4,523	4,756,929
Anthem Inc., 3.30%, 01/15/23	3,730	3,936,493
HCA Inc., 4.75%, 05/01/23(a)	3,994	4,351,583
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	517	561,612
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	1,326	1,415,903
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)(a)	1,218	1,271,433
2.88%, 03/15/23	2,904	3,058,580
3.50%, 06/15/23	2,176	2,337,024
		21,689,557
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	2,416	2,538,902
Prospect Capital Corp., 5.88%, 03/15/23	90	94,789
		2,633,691
Home Builders — 0.3%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	1,371	1,471,686
5.75%, 08/15/23 (Call 05/15/23)	858	957,142
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	1,265	1,394,599
		3,823,427
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23	610	639,317

Insurance — 2.1%
Aflac Inc., 3.63%, 06/15/23(a)	2,312	2,488,683
Allstate Corp. (The), 3.15%, 06/15/23(a)	1,724	1,838,525
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,327	1,445,806
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	951	1,038,311
Assurant Inc.
4.00%, 03/15/23	946	1,012,731
4.20%, 09/27/23 (Call 08/27/23)	654	713,455
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	6,151	6,442,804

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.00%, 02/11/23	$1,898	$2,000,397
Chubb INA Holdings Inc., 2.70%, 03/13/23(a)	215	225,684
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	2,600	2,791,828
Lincoln National Corp., 4.00%, 09/01/23(a)	1,671	1,820,337
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	2,108	2,202,713
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)(a)	1,563	1,650,059
MetLife Inc., Series D, 4.37%, 09/15/23(a)	3,153	3,478,957
Principal Financial Group Inc., 3.13%, 05/15/23	297	315,266
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	268	296,255
		29,761,811
Internet — 1.2%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	2,219	2,316,281
Amazon.com Inc.
0.40%, 06/03/23	1,014	1,017,265
2.40%, 02/22/23 (Call 01/22/23)	4,090	4,262,353
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	3,190	3,420,509
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	2,135	2,234,918
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	3,349	3,492,773
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)(a)(b)	1,115	1,186,817
		17,930,916
Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	1,961	2,114,311
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	1,596	1,718,940
		3,833,251
Lodging — 0.5%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	1,347	1,409,784

Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,250	1,349,250
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(a)	4,400	4,707,824
		7,466,858
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	1,535	1,537,609
0.65%, 07/07/23	2,561	2,579,055
2.63%, 03/01/23	1,120	1,173,413
3.45%, 05/15/23(a)	2,011	2,152,132
3.65%, 12/07/23(a)	1,653	1,805,142
3.75%, 11/24/23(a)	1,149	1,256,707
CNH Industrial Capital LLC, 1.95%, 07/02/23	837	861,524
CNH Industrial NV, 4.50%, 08/15/23(a)	2,099	2,291,520
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	328,350
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	345	365,062
John Deere Capital Corp.
0.40%, 10/10/23	72	72,228
0.70%, 07/05/23	312	314,555
1.20%, 04/06/23(a)	456	465,011
2.70%, 01/06/23	731	765,116
2.80%, 01/27/23	1,672	1,755,032
2.80%, 03/06/23	3,439	3,619,754
3.45%, 06/07/23	958	1,027,627
3.65%, 10/12/23	2,606	2,840,853
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	255	268,400
		25,479,090
Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	2,063	2,123,322
Security	Par (000)	Value

Manufacturing (continued)
2.25%, 03/15/23 (Call 02/15/23)	$2,609	$2,714,143
General Electric Co., 3.10%, 01/09/23	80	84,203
Trane Technologies Global Holding Co. Ltd., 4.25%,
06/15/23	2,530	2,752,387
		7,674,055
Media — 0.7%
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	2,644	2,779,135
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	2,336	2,557,266
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	3,032	3,530,279
ViacomCBS Inc., 4.25%, 09/01/23 (Call 06/01/23)	1,153	1,250,751
		10,117,431
Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)(a)	3,524	3,656,326

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,439	1,569,848
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	564	594,473
		2,164,321
Oil & Gas — 5.5%
BP Capital Markets America Inc.
2.75%, 05/10/23	3,799	3,997,498
2.94%, 04/06/23(a)	1,072	1,130,735
3.22%, 11/28/23 (Call 09/28/23)(a)	3,065	3,285,772
BP Capital Markets PLC
2.75%, 05/10/23	842	885,472
3.99%, 09/26/23(a)	2,612	2,853,061
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,681	3,840,387
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	1,000	1,055,930
Chevron Corp.
1.14%, 05/11/23	1,215	1,237,259
2.57%, 05/16/23 (Call 03/16/23)	3,857	4,038,703
3.19%, 06/24/23 (Call 03/24/23)	4,789	5,080,842
Chevron USA Inc., 0.43%, 08/11/23	2,916	2,921,599
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	4,752	4,952,725
Exxon Mobil Corp.
1.57%, 04/15/23	7,163	7,355,470
2.73%, 03/01/23 (Call 01/01/23)(a)	3,948	4,126,568
HollyFrontier Corp., 2.63%, 10/01/23(a)	1,029	1,055,939
Marathon Petroleum Corp.
4.50%, 05/01/23 (Call 04/01/23)	3,601	3,896,462
4.75%, 12/15/23 (Call 10/15/23)	2,275	2,517,401
Phillips 66, 3.70%, 04/06/23(a)	2,220	2,369,406
Shell International Finance BV
0.38%, 09/15/23(a)	1,069	1,070,101
2.25%, 01/06/23	2,958	3,068,718
3.40%, 08/12/23(a)	3,803	4,093,739
3.50%, 11/13/23 (Call 10/13/23)(a)	2,714	2,938,638
Suncor Energy Inc., 2.80%, 05/15/23(a)	601	632,174
Total Capital Canada Ltd., 2.75%, 07/15/23	3,568	3,779,119
Total Capital International SA, 2.70%, 01/25/23(a)	3,347	3,502,870
Valero Energy Corp., 2.70%, 04/15/23	2,887	3,011,487
		78,698,075
Oil & Gas Services — 0.5%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,146	2,285,082

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	$4,352	$4,704,817
		6,989,899
Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	2,173	2,387,606
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)(a)	1,448	1,536,965
		3,924,571
Pharmaceuticals — 6.3%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	3,258	3,418,620
3.75%, 11/14/23 (Call 10/14/23)(a)	4,343	4,722,665
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)(a)	3,317	3,566,405
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(a)	2,255	2,258,450
2.75%, 02/15/23 (Call 01/15/23)	2,757	2,886,689
3.25%, 02/20/23 (Call 01/20/23)	2,920	3,087,258
3.25%, 11/01/23	1,275	1,376,171
4.00%, 08/15/23(a)	2,361	2,580,030
7.15%, 06/15/23	30	34,777
Cardinal Health Inc., 3.20%, 03/15/23	1,716	1,812,027
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	3,224	3,411,218
3.75%, 07/15/23 (Call 06/15/23)	5,399	5,821,688
CVS Health Corp., 3.70%, 03/09/23 (Call 02/09/23)	4,948	5,277,388
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	3,666	3,855,019
3.38%, 05/15/23	3,942	4,212,145
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23 (Call 10/01/22)	804	806,412
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	2,241	2,317,553
3.38%, 12/05/23(a)	1,880	2,047,564
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	1,305	1,361,702
Merck & Co. Inc., 2.80%, 05/18/23	5,639	5,960,254
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	1,555	1,695,494
Pfizer Inc.
3.00%, 06/15/23(a)	3,532	3,754,375
3.20%, 09/15/23 (Call 08/15/23)	3,533	3,789,531
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	3,383	3,617,814
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	7,516	7,955,761
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	4,146	4,579,838
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)(a)	4,592	4,819,534
		91,026,382
Pipelines — 3.2%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	513	533,464
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,735	2,960,610
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	2,496	2,609,069
4.25%, 03/15/23 (Call 12/15/22)	1,879	1,991,947
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,005	2,161,931
Energy Transfer Partners LP/Regency Energy Finance
Corp., 4.50%, 11/01/23 (Call 08/01/23)	2,134	2,313,939
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	4,515	4,760,526
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,026	2,130,015
Security	Par (000)	Value

Pipelines (continued)
3.50%, 09/01/23 (Call 06/01/23)	$2,347	$2,506,596
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	2,797	2,933,717
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	1,167	1,232,317
4.50%, 07/15/23 (Call 04/15/23)	3,617	3,916,849
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	995	1,146,618
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	1,069	1,171,988
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,116	1,149,391
3.85%, 10/15/23 (Call 07/15/23)	1,954	2,088,767
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	3,389	3,707,939
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	869	905,402
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	1,835	1,979,249
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	1,931	2,033,594
4.50%, 11/15/23 (Call 08/15/23)	2,014	2,211,291
		46,445,219
Real Estate Investment Trusts — 3.8%
American Campus Communities Operating Partnership LP,
3.75%, 04/15/23 (Call 01/15/23)(a)	1,379	1,461,492
American Tower Corp.
3.00%, 06/15/23(a)	2,289	2,421,831
3.50%, 01/31/23	3,563	3,772,326
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	889	976,398
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,762	1,867,579
3.85%, 02/01/23 (Call 11/01/22)	3,657	3,876,895
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	815	847,510
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	1,250	1,322,725
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	3,055	3,272,638
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)(a)	1,161	1,223,148
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	2,441	2,591,610
5.25%, 01/15/23	5,241	5,709,545
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	805	880,517
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 02/04/21)	1,810	1,895,649
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	2,016	2,117,586
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	875	921,410
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	1,275	1,396,508
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	1,170	1,238,106
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)(a).	465	486,874
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)(a)	1,008	1,061,343
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	235	256,021
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)(a)	1,310	1,381,107
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	2,161	2,340,190
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	555	579,387

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)(a)	$2,449	$2,684,177
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)(a)	1,699	1,770,630
2.75%, 06/01/23 (Call 03/01/23)(a)	1,902	2,000,543
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	987	1,033,537
3.13%, 06/15/23 (Call 03/15/23)	1,395	1,469,800
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	1,990	2,106,256
3.95%, 09/01/23 (Call 08/01/23)	210	227,308
		55,190,646
Retail — 3.1%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	448	467,367
3.13%, 07/15/23 (Call 04/15/23)(a)	1,781	1,887,041
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	3,874	4,086,411
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	3,728	3,985,903
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	3,396	3,555,476
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	925	954,082
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	1,386	1,500,608
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	4,240	4,499,954
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	984	1,050,814
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	4,156	4,379,177
3.85%, 10/01/23 (Call 07/01/23)(a)	2,211	2,390,600
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	1,228	1,280,706
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	6,472	6,757,609
3.40%, 06/26/23 (Call 05/26/23)(a)	7,090	7,602,253
		44,398,001
Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	1,157	1,271,358
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,013	1,063,934
3.13%, 12/05/23 (Call 10/05/23)(a)	2,327	2,497,336
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	1,550	1,673,008
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	925	972,776
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	3,485	3,762,859
Micron Technology Inc., 2.50%, 04/24/23(a)	3,291	3,432,349
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)(a)	4,527	4,719,216
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	791	821,572
		20,214,408
Software — 2.9%
Adobe Inc., 1.70%, 02/01/23	1,365	1,403,643
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	2,805	2,969,429
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	3,838	4,162,733
Intuit Inc., 0.65%, 07/15/23	1,405	1,416,086
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	4,189	4,360,121
2.38%, 05/01/23 (Call 02/01/23)(a)	3,300	3,441,438
3.63%, 12/15/23 (Call 09/15/23)(a)	4,813	5,234,330
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	7,685	8,063,179
2.63%, 02/15/23 (Call 01/15/23)(a)	2,838	2,965,001
3.63%, 07/15/23	3,363	3,629,551
Security	Par (000)	Value

Software (continued)
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	$4,068	$4,318,507
		41,964,018
Telecommunications — 2.0%
AT&T Inc., 4.05%, 12/15/23	1,854	2,044,591
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	2,060	2,275,435
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	3,014	3,153,548
2.60%, 02/28/23	1,292	1,353,473
Motorola Solutions Inc., 3.50%, 03/01/23	188	198,459
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	1,727	1,808,946
4.10%, 10/01/23 (Call 07/01/23)	2,531	2,754,639
Telefonica Emisiones SA, 4.57%, 04/27/23	1,901	2,073,060
Verizon Communications Inc., 5.15%, 09/15/23	10,144	11,374,670
Vodafone Group PLC, 2.95%, 02/19/23	1,773	1,863,529
		28,900,350
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	749,220

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	2,659	2,790,620
3.85%, 09/01/23 (Call 06/01/23)	2,817	3,044,585
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)(a)	852	914,349
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	649	678,627
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	2,486	2,597,249
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	1,787	1,889,073
3.75%, 06/09/23 (Call 05/09/23)(a)	1,503	1,613,035
3.88%, 12/01/23 (Call 11/01/23)	1,053	1,147,960
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,418	1,482,916
2.95%, 01/15/23 (Call 10/15/22)	1,318	1,374,621
3.50%, 06/08/23 (Call 05/08/23)(a)	1,850	1,977,706
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	3,831	4,002,859
		23,513,600
Total Corporate Bonds & Notes — 98.6% (Cost: $1,366,962,634)		1,417,523,168

Short-Term Investments
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	68,881	68,922,130
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	23,375	23,375,000
		92,297,130

Total Short-Term Investments — 6.4%
(Cost: $92,266,727)		92,297,130

Total Investments in Securities — 105.0%
(Cost: $1,459,229,361)		1,509,820,298

Other Assets, Less Liabilities — (5.0)%		(71,778,368)

Net Assets — 100.0%		$1,438,041,930

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2021

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,714,847	$10,212,497	(a)	$—	$(4,749)	$(465)	$68,922,130	68,881	$32,077	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,475,000	17,900,000	(a)	—	—	—	23,375,000	23,375	1,898		—
					$(4,749)	$(465)	$92,297,130		$33,975		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,417,523,168	$—	$1,417,523,168
Money Market Funds	92,297,130	—	—	92,297,130
	$92,297,130	$1,417,523,168	$—	$1,509,820,298